UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisory Research MLP & Energy Infrastructure Fund
(Class I: MLPPX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Advisory Research MLP & Energy Infrastructure Fund
Class I
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Infrastructure Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Energy Infrastructure Fund
(“MLPPX”)
May 31, 2017

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Infrastructure Fund (the “Fund”). This report covers the six month period ended May 31, 2017, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Fund Results as of May 31, 2017

6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-3.38%	13.03%	0.91
Alerian MLP Index	2.28%	14.55%
1 Year Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	8.23%	14.59%	0.93
Alerian MLP Index	6.24%	17.56%
3 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-7.17%	21.90%	0.94
Alerian MLP Index	-9.32%	28.78%
5 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	3.33%	17.82%	0.93
Alerian MLP Index	2.57%	23.68%
Since Inception (9/9/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	5.55%	16.53%	0.93
Alerian MLP Index	5.16%	21.95%

[1]
Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	Annualized

1

The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are 0.90% and 0.94% respectively3. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2017
During the period, the Fund’s total return was -3.38%, which underperformed the Index return of 2.28%. The MLP and energy infrastructure equity4 allocation returned -5.04% while the fixed income assets4 returned 6.62%.

The equity portion of the portfolio includes MLPs as well as other energy infrastructure equities. Despite strong equity returns of 10.81% during the period, as measured by the S&P 500 Index, the energy sector within this Index was down -10.78%. The largest detractor to relative performance was the portion of the portfolio invested in MLPs4, which returned -5.91%, underperforming the Index. Many of our non-MLP holdings are included in the energy sector of the S&P 500 Index, and for the period, our equity holdings lost -5.04%. The loss is likely attributable to momentum trading following the sell-off in crude oil prices from February through May.

The other big driver of returns has been our fixed income exposure. The bonds in the portfolio performed well in absolute terms and relative to the benchmark. In our view, the bond market performance for energy infrastructure issuers was more reflective of the improving MLP fundamentals we observed during the first half of the Fund’s fiscal year than the equity performance was. The bonds we own returned 6.62% over the six months, perhaps evidence of the longer term investment horizon of bond holders compared to those investors on the equity side of the market for similar issuers.

Since Inception Performance
MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Since inception, the Fund has returned 5.55% annualized, ahead of the 5.16% annualized return for the Index. The equity4 portion of the Fund returned 6.71% annualized since inception. The fixed income4 portion of the strategy returned 7.22% annualized since inception, compared to the 3.11% annualized return for the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio. Since inception the Fund’s volatility has averaged about 75% of the Alerian’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation. Since inception the Fund outperformed the Index with less volatility.

Risk-Adjusted Return Ratio	Since Inception (9/9/2010)
MLP & Energy Infrastructure Fund	0.34
Alerian MLP Index	0.24

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.93 since inception. We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

2

Asset Allocation
The equity allocation of 78% at May 31, 2017 is 11 percentage points higher than one year ago. The equity allocation was near the highest level in the Fund’s history and is consistent with our expectation that MLP-related equities will outperform fixed income securities in 2017.

	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/2017	78.0%	22.0%
Average Since Inception (9/9/2010)	70.7%	29.3%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest. During shorter periods, certain pieces of the capital structure may outperform others of the same issuer even though the cash flow supporting the equity, bonds, or preferred shares of a single issuer is identical. When industry fundamentals are in the early stages of a recovery, senior security holders become more comfortable that they will be returned their principal but equity holders are uncertain of future growth. Over the past six months that environment has been good for the fixed income and preferred security holdings in the portfolio and bad for our equity holdings. If the improving fundamentals trend continues, it is likely that the relative performance may flip in favor of equities, hence our more aggressive asset allocation today.

Our high equity allocation reflects our positive view on the outlook for MLPs and energy infrastructure equities. Despite our bullish positioning, the broader equity market has been near all-time highs and energy can be volatile. With these risks in mind, we initiated a hedging strategy using put options on broad U.S. equity and energy indices. Our timing was very positive in that the MLP Index peaked at approximately the same time we initiated the strategy. Our implementation tools, the put options, were largely ineffective as the broad equity market performed reasonably well during the quarter. At period end the hedging strategy is still in place.

Looking forward we believe that the equities we hold in the portfolio will outperform. Our view is based on a belief that equities are undervalued, corporate bonds are slightly overvalued, and a historical observation that equities begin to outperform debt as a market recovery unfolds. Inside of our fixed income portfolio we have moved towards shorter maturity, non-investment grade holdings, consistent with our desire to correlate more with equity markets and less with fixed income markets going forward.

Outlook

We are very encouraged by the fact that fundamentals are improving, valuation levels are attractive, and MLPs offer investors an attractive yield that is hard to find in today’s market. We continue to expect double-digit returns for MLPs in 2017 with longer-term expectations of returns in the high single digits to low double digits per annum. The most immediate culprit for the lackluster performance is declining oil prices. We believe a deeper concern is the challenge in finding new buyers for MLPs. Many investors lost money investing in MLPs during the Financial Crisis of the last decade or the energy crisis of more recent years. It may take a significant amount of time and future success for MLPs to convince these skeptical investors that MLPs have a place in their portfolios. Even taking investor indifference into account we believe that the potential reward to investors significantly outweighs the risk.

The good news for investors is that a solid political and regulatory environment, good valuations, and a continuing buildout of U.S. infrastructure are supportive of MLP fundamentals and future returns to investors. We remain vigilant, however, on commodity prices, the level of interest rates, and MLPs’ ability to grow their distributions in an environment where capital raising is more challenged.

While it is easy to focus on the current negative sentiment for crude oil prices, it is also easy to overlook the benefit of lower commodity prices to MLPs. Many MLPs are in the business of transporting commodities and are compensated on the volumes they handle, not the price of the commodity itself. The current low commodity price environment is partly due to rising U.S. supply which creates demand for the transportation services that U.S. energy infrastructure operators, mainly MLPs, offer. Lower prices also incent demand, which solidifies the need for transportation of upstream supplies.

3

Energy production is currently growing very rapidly in the U.S. One driver of the growth is the global plastics market, which is growing at nearly two times the rate of global GDP as more global middle class consumers demand plastic-based products. According to a June 25th Wall Street Journal article5, U.S. petrochemical exports are expected to hit $110 billion by 2027 compared to just $17 billion last year. The implication for MLP and energy infrastructure investors is that existing natural gas midstream assets will be exposed to growing demand, and new infrastructure may be needed as well.

A related point is that more U.S. energy infrastructure currently serves the natural gas markets than the crude oil market. In fact, the Department of Transportation6 estimates that there are twice the natural gas transportation pipeline miles than crude oil and refined product pipelines, combined. When you add gathering lines and local distribution lines, the prevalence of natural gas over crude oil is ten-fold. As we look into the future it is likely that natural gas supply in the U.S. will continue to expand and provide a much larger opportunity to energy infrastructure companies compared to growth related to crude oil and refined products. While the market today appears to be buying and selling MLPs based on daily swings in crude oil prices, we suspect that the longer term value of owning MLPs will be based on a continued build-out of U.S. infrastructure, mostly natural gas related, that will be driven by the abundant and relatively low cost supply available in the U.S.

Valuation
Valuation looks very attractive for MLPs. MLPs are currently undervalued in comparison to their own history. MLPs are currently 33% below their all time high prices while other yield investments available to U.S. investors are near all time highs.

The pullback late in the period was very similar in depth and duration to the pullback we witnessed in the summer of 2011. Like the pullback in 2011, we suspect that this pullback is a pause in the middle of a longer term rebound for MLPs. MLPs are equity securities and it is reasonable to expect 10% corrections approximately once a year and larger corrections approximately every 3 years. Given our improving fundamental view and the undervaluation for MLPs, we are encouraging investors to buy this dip.

When we ask where we could be wrong in our outlook for solid returns for the remainder of 2017 and over the longer term, we point to investor demand. Most major equity market sell-offs are driven by fear of continued negative returns. We observed this in our client base during the financial crisis of 2008 and the more recent energy crisis where many clients decided that the MLP asset class was not meeting their expectations. We are also noticing that the lower valuations for MLPs do not appear to be drawing in new investors or incenting existing investors to add to positions.

The MLP asset class will likely struggle to regain the luster it had prior to 2014. Many investors who left the asset class will not be back anytime soon. New investors considering the asset class will likely be attracted by the significant yield, but will be concerned by the exceptional level of volatility over the past 10 years. Even with the concern that attracting buyers to the MLP asset class may be harder for the next few years, we strongly believe that patient investors willing to look past the recent volatility will benefit from their investment in MLPs.

Over the past year we have consistently stated our belief that the current market presents an attractive entry point for long-term investors. The shorter-term remains uncertain as the market continues to get comfortable with a “lower for longer” crude oil price environment. The striking observation is that when the Index is yielding 6.4% or higher, it has never posted a negative five-year total return. Amazingly, over 99 percent of the time, the Index returns better than the yield, suggesting growth or improving valuations. The Index ended the period yielding 7.10%. Past performance is no indicator of future performance, and the current energy environment is different from past periods in many ways. However, we continue to believe that long-term investors will be rewarded for putting money to work in energy infrastructure securities at current valuations.

4

As a shareholder, you will receive a 1099 tax form for 2017. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

Alerian MLP Index is a composite of the 42 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

5

The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2018 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date of the waiver or payment. The recoupment is reflected in the net expense ratio. Performance would have been lower without fee waivers in effect.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results. For attribution purposes, partnerships taxed as corporations are included in the MLP allocation.

[5]	Christopher M. Matthews, “The Shale Revolution’s Staggering Impact in Just One Word: Plastics,” Wall Street Journal, June 25, 2017

[6]	United States Department of Transportation, Bureau of Transportation Statistics, Table 1-10: U.S. Oil and Gas Pipeline Mileage

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.
6

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 19.4%
	ENERGY – 16.5%
$5,275,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$5,420,063
	Kinder Morgan, Inc.
700,000	7.800%, 8/1/2031	903,085
1,375,000	7.750%, 1/15/2032	1,767,901
5,825,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	6,210,906
8,950,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	10,628,125
922,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	935,830
7,200,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	8,581,500
	PBF Holding Co. LLC / PBF Finance Corp.
3,750,000	7.000%, 11/15/2023[1]	3,759,375
4,300,000	7.250%, 6/15/2025[1,2]	4,246,250
3,900,000	QEP Resources, Inc. 6.875%, 3/1/2021	4,095,000
	Rose Rock Midstream LP / Rose Rock Finance Corp.
1,450,000	5.625%, 7/15/2022[1]	1,457,250
3,010,000	5.625%, 11/15/2023[1]	2,996,816
3,075,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	3,336,375
2,725,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	2,810,156
2,375,000	Williams Cos., Inc. 8.750%, 3/15/2032	3,063,750
		60,212,382
	INDUSTRIAL – 2.9%
10,835,000	Teekay Corp. 8.500%, 1/15/2020[3]	10,509,950

	TOTAL CORPORATE BONDS (Cost $66,998,708)	70,722,332

Number of Shares

	COMMON STOCKS – 50.5%
	ENERGY – 46.7%
1,152,164	Enbridge Energy Management LLC	18,526,797
384,530	Enbridge, Inc.[3]	14,808,250
1,265,447	EnLink Midstream LLC	21,575,871
157,660	EQT Corp.	8,713,868
768,385	Kinder Morgan, Inc.	14,414,903
135,738	NextEra Energy Partners LP	4,688,391
7

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
366,571	ONEOK, Inc.	$18,211,247
436,486	Pattern Energy Group, Inc. - Class A	9,847,124
132,250	Plains GP Holdings LP - Class A	3,527,107
688,466	Tallgrass Energy GP LP - Class A	17,741,769
418,061	Targa Resources Corp.	19,201,542
651,541	Williams Cos., Inc.	18,634,073
		169,890,942
	INDUSTRIAL – 1.3%
1,475,227	Teekay Offshore Partners LP3	4,617,461

	UTILITIES – 2.5%
507,457	NRG Yield, Inc. - Class C	8,981,989

	TOTAL COMMON STOCKS (Cost $220,477,373)	183,490,392

	MASTER LIMITED PARTNERSHIPS – 22.6%
	ENERGY – 22.1%
218,369	Buckeye Partners LP	13,975,616
572,063	DCP Midstream LP	19,324,288
546,849	Enable Midstream Partners LP	8,437,880
747,596	Energy Transfer Partners LP	16,267,678
501,934	MPLX LP	16,588,919
102,378	TC PipeLines LP	5,760,810
		80,355,191
	INDUSTRIAL – 0.5%
136,274	USD Partners LP	1,839,699

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $78,312,477)	82,194,890

	PREFERRED STOCKS – 4.5%
	ENERGY – 4.5%
378,090	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	16,390,202

	TOTAL PREFERRED STOCKS (Cost $11,166,127)	16,390,202

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	PUT OPTIONS – 0.4%
	Energy Select Sector SPDR Fund
555	Exercise Price: $63, Expiration Date: June 16, 2017	16,650
1,565	Exercise Price: $65, Expiration Date: June 16, 2017	112,680
8

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
3,055	Exercise Price: $65, Expiration Date: June 16, 2017	$284,115
2,765	Exercise Price: $67, Expiration Date: June 16, 2017	605,535
	SPDR S&P 500 ETF Trust
870	Exercise Price: $227, Expiration Date: August 18, 2017	125,280
430	Exercise Price: $228, Expiration Date: August 18, 2017	69,230
625	Exercise Price: $222, Expiration Date: June 16, 2017	5,625
817	Exercise Price: $227, Expiration Date: June 16, 2017	12,255
895	Exercise Price: $225, Expiration Date: July 21, 2017	59,965
445	Exercise Price: $227, Expiration Date: July 21, 2017	35,155

	TOTAL PUT OPTIONS (Cost $1,771,791)	1,326,490

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,771,791)	1,326,490

Number of Shares

	SHORT-TERM INVESTMENTS – 2.2%
7,877,933	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.62%[5]	7,877,933

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,877,933)	7,877,933

	TOTAL INVESTMENTS – 99.6% (Cost $386,604,409)	362,002,239
	Other Assets in Excess of Liabilities – 0.4%	1,560,016

	TOTAL NET ASSETS – 100.0%	$363,562,255

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,505,344.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.
9

Advisory Research MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	16.5%
Industrial	2.9%
Total Corporate Bonds	19.4%
Common Stocks
Energy	46.7%
Utilities	2.5%
Industrial	1.3%
Total Common Stocks	50.5%
Master Limited Partnerships
Energy	22.1%
Industrial	0.5%
Total Master Limited Partnerships	22.6%
Preferred Stocks
Energy	4.5%
Total Preferred Stocks	4.5%
Written Options Contracts
Put Options	0.4%
Total Written Options Contracts	0.4%
Short-Term Investments	2.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.
10

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $384,832,618)	$360,675,749
Purchased options contracts, at value (cost $1,771,791)	1,326,490
Investments, at value (cost $386,604,409)	362,002,239
Receivables:
Fund shares sold	393,679
Dividends and interest	1,847,100
Prepaid expenses	19,047
Total assets	364,262,065

Liabilities:
Payables:
Fund shares redeemed	54,896
Investment securities purchased	126,045
Due to Custodian	173,572
Advisory fees	240,133
Fund administration fees	36,485
Fund accounting fees	24,254
Auditing fees	9,745
Transfer agent fees and expenses	8,384
Chief Compliance Officer fees	2,153
Custody fees	1,747
Trustees' fees and expenses	629
Accrued other expenses	21,767
Total liabilities	699,810

Net Assets	$363,562,255

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of
shares authorized)	$471,045,389
Accumulated net investment loss	(16,793,056)
Accumulated net realized loss on investments and written options contracts	(66,087,908)
Net unrealized deprecriation on investments
Investments	(24,156,870)
Purchased options contracts	(445,300)
Net Assets	$363,562,255

Class I:
Shares of beneficial interest issued and outstanding	41,137,432
Net asset value per share	$8.84

See accompanying Notes to Financial Statements.
11

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $25,626)	$1,717,656
Interest	2,656,132
Total investment income	4,373,788

Expenses:
Advisory fees	1,582,554
Fund administration fees	136,418
Fund accounting fees	55,804
Custody fees	31,213
Transfer agent fees and expenses	19,863
Registration fees	12,216
Auditing fees	9,724
Legal fees	8,097
Trustees' fees and expenses	4,089
Miscellaneous	2,695
Insurance fees	1,247
Chief Compliance Officer fees	978
Shareholder reporting fees	959

Total expenses	1,865,857
Net investment income	2,507,931

Realized and Unrealized Gain (Loss) on Investments and Purchased Options Contracts:
Net realized gain (loss) on:
Investments	7,082,856
Purchased options contracts	(554,374)
Net realized gain	6,528,482
Net change in unrealized appreciation/depreciation:
Investments	(19,779,515)
Purchased options contracts	(445,300)
Net change in unrealized appreciation/depreciation	(20,224,815)
Net realized and unrealized loss on investments and purchased options contracts	(13,696,333)

Net decrease in Net Assets from Operations	$(11,188,402)

See accompanying Notes to Financial Statements.

12

Advisory Research MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,507,931	$12,640,646
Net realized gain (loss) on investments, purchased options contracts,
and written options contracts	6,528,482	(68,250,105)
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and written options contracts	(20,224,815)	116,906,288
Net increase (decrease) in net assets resulting from operations	(11,188,402)	61,296,829

Distributions to Shareholders:
From net investment income	(15,530,236)	(12,612,739)
Return of capital	-	(23,922,471)
Total distributions to shareholders	(15,530,236)	(36,535,210)

Capital Transactions:
Class I:
Proceeds from shares sold	27,130,933	100,209,090
Reinvestment of distributions	15,391,235	35,625,646
Cost of shares redeemed[1]	(84,872,442)	(157,210,859)
Net decrease in net assets from capital transactions	(42,350,274)	(21,376,123)

Total increase (decrease) in net assets	(69,068,912)	3,385,496

Net Assets:
Beginning of period	432,631,167	429,245,671
End of period	$363,562,255	$432,631,167

Accumulated net investment loss	$(16,793,056)	$(3,770,751)

Capital Share Transactions:
Shares sold	2,802,032	12,601,792
Shares reinvested	1,659,417	4,321,692
Shares redeemed	(8,793,312)	(17,562,800)
Net decrease in capital share transactions	(4,331,863)	(639,316)

[1]	Net of redemption fee proceeds of $935 and $6,142, respectively.

See accompanying Notes to Financial Statements.

13

Advisory Research MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014	2013	2012
Net asset value, beginning of period	$9.51		$9.31		$13.97		$12.45	$11.91	$11.25
Income from Investment Operations:
Net investment income[1]	0.06		0.25		0.26		0.23	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.37)		0.68		(4.20)		2.23	1.71	1.06
Total from investment operations	(0.31)		0.93		(3.94)		2.46	1.90	1.28

Less distributions:
From net investment income	(0.36)		(0.25)		(0.20)		(0.40)	(0.10)	(0.22)
From net realized gain	-		-		-		(0.37)	(1.26)	(0.40)
From return of capital	-		(0.48)		(0.52)		(0.17)	-	-
Total distributions	(0.36)		(0.73)		(0.72)		(0.94)	(1.36)	(0.62)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	-	-

Net asset value, end of period	$8.84		$9.51		$9.31		$13.97	$12.45	$11.91

Total return[3]	(3.38%)	[4]	11.45%		(29.18%)		20.18%	17.32%	11.60%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$363,562		$432,631		$429,246		$167,417	$31,819	$26,845

Ratio of expenses to average net assets: [5]
Before fees waived/recovered	0.88%	[6]	0.90%		0.94%		1.18%	1.40%	1.47%
After fees waived/recovered	0.88%	[6]	0.94%		1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.19%	[6]	3.01%		2.23%		1.49%	1.12%	1.36%
After fees waived/recovered	1.19%	[6]	2.97%		2.17%		1.67%	1.52%	1.83%
Portfolio turnover rate	11%	[4]	71%		29%		34%	56%	103%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
[6]	Annualized.

See accompanying Notes to Financial Statements.
14

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

15

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(d) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
16

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2013-2016, and as of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The estimated characterization of the distributions paid will be either a dividend, capital gain or return of capital. This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.
17

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/ pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average daily net assets of the Fund. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$379,937,009

Gross unrealized appreciation	$39,009,121
Gross unrealized depreciation	(56,943,891)

Net unrealized depreciation on investments	$(17,934,770)
18

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2016, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and other differences[1]	(88,044,612)
Net unrealized depreciation on investments	(17,934,770)
Total accumulated deficit	$(105,979,382)

[1]
Other differences consists of ($1,001) of organizational costs, ($14,665,055) of deferred partnership distributions, ($3,769,750) of passive activity losses and ($69,608,806) of capital loss carryforwards.

At November 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ 45,712,319	$ 23,896,487	$ 69,608,806

The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 for the Fund was as follows:

Distribution paid from:	2016	2015
Ordinary income	$12,612,753	$5,374,790
Long-term capital gains	-	-
Tax return of capital	23,922,457	14,828,287
Total distributions paid	$36,535,210	$20,203,077

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2017 and for the year ended November 30, 2016, the Fund received $935 and $6,142, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were $43,616,738 and $92,734,887, respectively.
19

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
20

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$60,212,382	$-	$60,212,382
Industrial	-	10,509,950	-	10,509,950
Common Stocks
Energy	169,890,942	-	-	169,890,942
Industrial	4,617,461	-	-	4,617,461
Utilities	8,981,989	-	-	8,981,989
Master Limited Partnerships
Energy	80,355,191	-	-	80,355,191
Industrial	1,839,699	-	-	1,839,699
Preferred Stocks
Energy	16,390,202	-	-	16,390,202
Purchased Options Contracts	1,326,490	-	-	1,326,490
Short-Term Investments	7,877,933	-	-	7,877,933
Total Investments	$291,279,907	$70,722,332	$-	$362,002,239

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased options during the six months ended May 31, 2017.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2017 by risk category are as follows:

	Asset Derivatives	Liabilities Derivatives
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased options contracts, at value	Written options contracts, at value
Equity contracts	$ 1,326,490	$ -
Total	$ 1,326,490	$ -

21

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2017 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(554,374)
Total	$(554,374)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Total
Equity contracts	$(445,300)	$(445,300)
Total	$(445,300)	$(445,300)

The quarterly average volumes of derivative instruments as of May 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,343

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
22

Advisory Research MLP & Energy Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/17	5/31/17	12/1/17 – 5/31/17
Actual Performance	$ 1,000.00	$966.20	$ 4.34
Hypothetical (5% annual return before expenses)	1,000.00	1,020.52	4.46

*
Expenses are equal to the Fund’s annualized expense ratio of 0.88% multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

23

This page is intentionally left blank

Advisory Research MLP & Energy Infrastructure Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson Avenue, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Infrastructure Fund – Class I	MLPPX	461 418 626

Privacy Principles of the Advisory Research MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 665-1414, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Advisory Research MLP & Energy Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Advisory Research MLP & Energy Income Fund
(Class A: INFRX)
(Class C: INFFX)
(Class I: INFIX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Advisory Research MLP & Energy Income Fund
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

Advisory Research MLP & Energy Income Fund
(“INFIX/INFRX/INFFX”)
May 31, 2017

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Income Fund (the “Fund”). This report covers the six month period ended May 31, 2017, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Fund Results as of May 31, 2017

6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	-3.23%	12.89%	0.91
Alerian MLP Index	2.28%	14.55%
1 Year Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	7.90%	14.49%	0.92
Alerian MLP Index	6.24%	17.56%
3 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	-6.05%	20.96%	0.94
Alerian MLP Index	-9.32%	28.78%
5 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	3.80%	17.13%	0.93
Alerian MLP Index	2.57%	23.68%
Since Inception (12/27/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	4.99%	16.25%	0.93
Alerian MLP Index	3.78%	22.38%

[1]
Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	Annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are both 1.15%3. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2017
During the period, the Fund’s total return was -3.23%, which underperformed the Index return of 2.28%. The MLP and energy infrastructure equity4 allocation returned -5.09%, while the fixed income assets4 returned 6.57%.

The equity portion of the portfolio includes MLPs as well as other energy infrastructure equities. Despite strong equity returns of 10.81% during the period, as measured by the S&P 500 Index, the energy sector within this Index was down -10.78%. The largest detractor to relative performance was the portion of the portfolio invested in MLPs4, which returned -5.84%, underperforming the Index.

Many of our non-MLP holdings are included in the energy sector of the S&P 500 Index, and for the period, our equity holdings lost -5.09%. The loss is likely attributable to momentum trading following the sell-off in crude oil prices from February through May.

The other big driver of returns has been our fixed income exposure. The bonds in the portfolio performed well in absolute terms and relative to the benchmark. In our view, the bond market performance for energy infrastructure issuers was more reflective of the improving MLP fundamentals we observed during the first half of the Fund’s fiscal year than the equity performance was. The bonds we own returned 6.57% over the six months, perhaps evidence of the longer term investment horizon of bond holders compared to those investors on the equity side of the market for similar issuers.

Since Inception Performance
MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Since inception, the Fund has returned 4.99% annualized, ahead of the 3.78% annualized return for the Index. The equity4 portion of the Fund returned 5.98% annualized since inception. The fixed income4 portion of the strategy returned 7.64% annualized since inception, compared to the 3.38% annualized return for the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio. Since inception the Fund’s volatility has averaged about 73% of the Alerian’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation. Since inception the Fund outperformed the Index with less volatility.

Risk-Adjusted Return Ratio	Since Inception (12/27/2010)
MLP & Energy Income Fund – Class I	0.31
Alerian MLP Index	0.17

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.93 since inception. We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

Asset Allocation
The equity allocation of 77% at May 31, 2017 is 14 percentage points higher than one year ago. The equity allocation was near the highest level in the Fund’s history and is consistent with our expectation that MLP-related equities will outperform fixed income securities in 2017.

	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/2017	77.3%	22.7%
Average Since Inception (12/27/2010)	69.8%	30.2%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest. During shorter periods, certain pieces of the capital structure may outperform others of the same issuer even though the cash flow supporting the equity, bonds, or preferred shares of a single issuer is identical. When industry fundamentals are in the early stages of a recovery, senior security holders become more comfortable that they will be returned their principal but equity holders are uncertain of future growth. Over the past six months that environment has been good for the fixed income and preferred security holdings in the portfolio and bad for our equity holdings. If the improving fundamentals trend continues, it is likely that the relative performance may flip in favor of equities, hence our more aggressive asset allocation today.

Our high equity allocation reflects our positive view on the outlook for MLPs and energy infrastructure equities. Despite our bullish positioning, the broader equity market has been near all-time highs and energy can be volatile. With these risks in mind, we initiated a hedging strategy using put options on broad U.S. equity and energy indices. Our timing was very positive in that the MLP Index peaked at approximately the same time we initiated the strategy. Our implementation tools, the put options, were largely ineffective as the broad equity market performed reasonably well during the quarter. At period end the hedging strategy is still in place.

Looking forward we believe that the equities we hold in the portfolio will outperform. Our view is based on a belief that equities are undervalued, corporate bonds are slightly overvalued, and a historical observation that equities begin to outperform debt as a market recovery unfolds. Inside of our fixed income portfolio we have moved towards shorter maturity, non-investment grade holdings, consistent with our desire to correlate more with equity markets and less with fixed income markets going forward.

Outlook

We are very encouraged by the fact that fundamentals are improving, valuation levels are attractive, and MLPs offer investors an attractive yield that is hard to find in today’s market. We continue to expect double-digit returns for MLPs in 2017 with longer-term expectations of returns in the high single digits to low double digits per annum. The most immediate culprit for the lackluster performance is declining oil prices. We believe a deeper concern is the challenge in finding new buyers for MLPs. Many investors lost money investing in MLPs during the Financial Crisis of the last decade or the energy crisis of more recent years. It may take a significant amount of time and future success for MLPs to convince these skeptical investors that MLPs have a place in their portfolios. Even taking investor indifference into account we believe that the potential reward to investors significantly outweighs the risk.

The good news for investors is that a solid political and regulatory environment, good valuations, and a continuing buildout of U.S. infrastructure are supportive of MLP fundamentals and future returns to investors. We remain vigilant, however, on commodity prices, the level of interest rates, and MLPs’ ability to grow their distributions in an environment where capital raising is more challenged.

While it is easy to focus on the current negative sentiment for crude oil prices, it is also easy to overlook the benefit of lower commodity prices to MLPs. Many MLPs are in the business of transporting commodities and are compensated on the volumes they handle, not the price of the commodity itself. The current low commodity price environment is partly due to rising U.S. supply which creates demand for the transportation services that U.S. energy infrastructure operators, mainly MLPs, offer. Lower prices also incent demand, which solidifies the need for transportation of upstream supplies.

Energy production is currently growing very rapidly in the U.S. One driver of the growth is the global plastics market, which is growing at nearly two times the rate of global GDP as more global middle class consumers demand plastic-based products. According to a June 25th Wall Street Journal article5, U.S. petrochemical exports are expected to hit $110 billion by 2027 compared to just $17 billion last year. The implication for MLP and energy infrastructure investors is that existing natural gas midstream assets will be exposed to growing demand, and new infrastructure may be needed as well.

A related point is that more U.S. energy infrastructure currently serves the natural gas markets than the crude oil market. In fact, the Department of Transportation6 estimates that there are twice the natural gas transportation pipeline miles than crude oil and refined product pipelines, combined. When you add gathering lines and local distribution lines, the prevalence of natural gas over crude oil is ten-fold. As we look into the future it is likely that natural gas supply in the U.S. will continue to expand and provide a much larger opportunity to energy infrastructure companies compared to growth related to crude oil and refined products. While the market today appears to be buying and selling MLPs based on daily swings in crude oil prices, we suspect that the longer term value of owning MLPs will be based on a continued build-out of U.S. infrastructure, mostly natural gas related, that will be driven by the abundant and relatively low cost supply available in the U.S.

Valuation
Valuation looks very attractive for MLPs. MLPs are currently undervalued in comparison to their own history. MLPs are currently 33.0% below their all time high prices while other yield investments available to U.S. investors are near all time highs.

The pullback late in the period was very similar in depth and duration to the pullback we witnessed in the summer of 2011. Like the pullback in 2011, we suspect that this pullback is a pause in the middle of a longer term rebound for MLPs. MLPs are equity securities and it is reasonable to expect 10% corrections approximately once a year and larger corrections approximately every 3 years. Given our improving fundamental view and the undervaluation for MLPs, we are encouraging investors to buy this dip.

When we ask where we could be wrong in our outlook for solid returns for the remainder of 2017 and over the longer term, we point to investor demand. Most major equity market sell-offs are driven by fear of continued negative returns. We observed this in our client base during the financial crisis of 2008 and the more recent energy crisis where many clients decided that the MLP asset class was not meeting their expectations. We are also noticing that the lower valuations for MLPs do not appear to be drawing in new investors or incenting existing investors to add to positions.

The MLP asset class will likely struggle to regain the luster it had prior to 2014. Many investors who left the asset class will not be back anytime soon. New investors considering the asset class will likely be attracted by the significant yield, but will be concerned by the exceptional level of volatility over the past 10 years. Even with the concern that attracting buyers to the MLP asset class may be harder for the next few years, we strongly believe that patient investors willing to look past the recent volatility will benefit from their investment in MLPs.

Over the past year we have consistently stated our belief that the current market presents an attractive entry point for long-term investors. The shorter-term remains uncertain as the market continues to get comfortable with a “lower for longer” crude oil price environment. The striking observation is that when the Index is yielding 6.4% or higher, it has never posted a negative five-year total return. Amazingly, over 99 percent of the time, the Index returns better than the yield, suggesting growth or improving valuations. The Index ended the period yielding 7.10%. Past performance is no indicator of future performance, and the current energy environment is different from past periods in many ways. However, we continue to believe that long-term investors will be rewarded for putting money to work in energy infrastructure securities at current valuations.

As a shareholder, you will receive a 1099 tax form for 2017. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

Alerian MLP Index is a composite of the 42 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2018 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date the waiver or payment. Performance would have been lower without fee waivers in effect.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results. For attribution purposes, partnerships taxed as corporations are included in the MLP allocation.

[5]	Christopher M. Matthews, “The Shale Revolution’s Staggering Impact in Just One Word: Plastics,” Wall Street Journal, June 25, 2017

[6]	United States Department of Transportation, Bureau of Transportation Statistics, Table 1-10: U.S. Oil and Gas Pipeline Mileage

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 19.5%
	ENERGY – 17.3%
$11,350,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$11,662,125
	Kinder Morgan, Inc.
1,500,000	7.800%, 8/1/2031	1,935,183
2,925,000	7.750%, 1/15/2032	3,760,807
16,812,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	17,925,795
22,850,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	27,134,375
3,425,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	3,476,375
17,350,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	20,679,031
	PBF Holding Co. LLC / PBF Finance Corp.
9,500,000	7.000%, 11/15/2023[1]	9,523,750
10,300,000	7.250%, 6/15/2025[1,2]	10,171,250
10,475,000	QEP Resources, Inc. 6.875%, 3/1/2021	10,998,750
	Rose Rock Midstream LP / Rose Rock Finance Corp.
2,900,000	5.625%, 7/15/2022[1]	2,914,500
7,140,000	5.625%, 11/15/2023[1]	7,108,727
8,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	9,575,125
8,335,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	8,595,469
11,550,000	Williams Cos., Inc. 8.750%, 3/15/2032	14,899,500
		160,360,762
	INDUSTRIAL – 2.2%
21,265,000	Teekay Corp. 8.500%, 1/15/2020[3]	20,627,050

	TOTAL CORPORATE BONDS (Cost $172,046,721)	180,987,812

Number of Shares

	COMMON STOCKS – 50.4%
	ENERGY – 46.7%
2,909,617	Enbridge Energy Management LLC	46,786,648
977,128	Enbridge, Inc.[3]	37,629,199
3,201,671	EnLink Midstream LLC	54,588,491
398,835	EQT Corp.	22,043,610
1,947,708	Kinder Morgan, Inc.	36,539,002
375,277	NextEra Energy Partners LP	12,962,068

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
926,894	ONEOK, Inc.	$46,048,094
1,107,115	Pattern Energy Group, Inc. - Class A	24,976,514
392,765	Plains GP Holdings LP - Class A	10,475,043
1,742,532	Tallgrass Energy GP LP - Class A	44,905,050
1,056,239	Targa Resources Corp.	48,513,057
1,647,917	Williams Cos., Inc.	47,130,426
		432,597,202
	INDUSTRIAL – 1.3%
3,751,487	Teekay Offshore Partners LP3	11,742,154

	UTILITIES – 2.4%
1,258,312	NRG Yield, Inc. - Class C	22,272,123

	TOTAL COMMON STOCKS (Cost $488,389,991)	466,611,479

	MASTER LIMITED PARTNERSHIPS – 22.5%
	ENERGY – 22.0%
553,220	Buckeye Partners LP	35,406,080
1,439,872	DCP Midstream LP	48,638,876
1,416,930	Enable Midstream Partners LP	21,863,230
1,904,235	Energy Transfer Partners LP	41,436,154
1,276,075	MPLX LP	42,174,279
253,860	TC PipeLines LP	14,284,702
		203,803,321
	INDUSTRIAL – 0.5%
337,905	USD Partners LP	4,561,717

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $201,266,359)	208,365,038

	PREFERRED STOCKS – 4.2%
	ENERGY – 4.2%
894,990	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	38,797,816

	TOTAL PREFERRED STOCKS (Cost $30,131,773)	38,797,816

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.3%
	PUT OPTIONS – 0.3%
	Energy Select Sector SPDR Fund
4,220	Exercise Price: $63, Expiration Date: June 16, 2017	126,600
3,995	Exercise Price: $65, Expiration Date: June 16, 2017	287,640

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
7,760	Exercise Price: $65, Expiration Date: June 16, 2017	$721,680
6,003	Exercise Price: $67, Expiration Date: June 16, 2017	1,314,657
	SPDR S&P 500 ETF Trust
2,405	Exercise Price: $222, Expiration Date: June 16, 2017	21,645
1,774	Exercise Price: $227, Expiration Date: June 16, 2017	26,610
2,270	Exercise Price: $225, Expiration Date: July 21, 2017	152,090
1,135	Exercise Price: $227, Expiration Date: July 21, 2017	89,665
2,200	Exercise Price: $227, Expiration Date: August 18, 2017	316,800
1,095	Exercise Price: $228, Expiration Date: August 18, 2017	176,295

	TOTAL PUT OPTIONS (Cost $4,708,398)	3,233,682

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $4,708,398)	3,233,682

Number of Shares

	SHORT-TERM INVESTMENTS – 4.7%
43,591,389	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.62%[5]	43,591,389

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,591,389)	43,591,389

	TOTAL INVESTMENTS – 101.6% (Cost $940,134,631)	941,587,216
	Liabilities in Excess of Other Assets – (1.6)%	(14,913,365)

	TOTAL NET ASSETS – 100.0%	$926,673,851

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $66,893,545.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	17.3%
Industrial	2.2%
Total Corporate Bonds	19.5%
Common Stocks
Energy	46.7%
Utilities	2.4%
Industrial	1.3%
Total Common Stocks	50.4%
Master Limited Partnerships
Energy	22.0%
Industrial	0.5%
Total Master Limited Partnerships	22.5%
Preferred Stocks
Energy	4.2%
Total Preferred Stocks	4.2%
Purchased Options Contracts
Put Options	0.3%
Total Purchased Options Contracts	0.3%
Short-Term Investments	4.7%
Total Investments	101.6%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $935,426,233)	$938,353,534
Purchased options contracts, at value (cost $4,708,398)	3,233,682
Investments, at value (cost $940,134,631)	941,587,216
Receivables:
Fund shares sold	1,118,328
Dividends and interest	4,545,440
Prepaid expenses	19,719
Total assets	947,270,703

Liabilities:
Payables:
Fund shares redeemed	603,999
Investment securities purchased	10,184,125
Due to Custodian	8,756,286
Advisory fees	818,408
Distribution fees - Class A and Class C (Note 7)	87,625
Fund Administration fees	56,816
Transfer agent fees and expenses	29,222
Fund accounting fees	22,418
Auditing fees	9,791
Custody fees	8,066
Chief Compliance Officer fees	2,439
Trustees' fees and expenses	737
Accrued other expenses	16,920
Total liabilities	20,596,852

Net Assets	$926,673,851

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,127,476,685
Accumulated net investment loss	(42,530,323)
Accumulated net realized loss on investments and purchased options contracts	(159,725,096)
Net unrealized appreciation (depreciation) on:
Investments	2,927,301
Purchased options contracts	(1,474,716)
Net Assets	$926,673,851

Class A Shares:
Net Assets applicable to shares outstanding	$58,433,345
Number of shares issued and outstanding	6,354,090
Redemption price per share*	$9.20
Maximum sales charge (5.50% of offering price)**	0.54
Maximum offering price to public	$9.74

Class C Shares:
Net Assets applicable to shares outstanding	$82,956,806
Number of shares issued and outstanding	8,993,514
Offering and redemption price per share*	$9.22

Class I Shares:
Net Assets applicable to shares outstanding	$785,283,700
Number of shares issued and outstanding	86,913,339
Offering and redemption price per share	$9.04

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $65,118)	$4,529,767
Interest	5,775,783
Total investment income	10,305,550

Expenses:
Advisory fees	4,747,396
Distribution fees - Class C (Note 7)	459,249
Distribution fees - Class A (Note 7)	72,341
Fund Administration fees	243,323
Transfer agent fees and expenses	86,687
Fund accounting fees	80,620
Registration fees	58,990
Custody fees	43,414
Shareholder reporting fees	23,893
Legal fees	12,502
Miscellaneous	10,149
Auditing fees	9,724
Trustees' fees and expenses	4,588
Insurance fees	1,571
Chief Compliance Officer fees	811

Total expenses	5,855,258
Net investment income	4,450,292

Realized and Unrealized Gain (Loss) on Investments and Purchased Options Contracts:
Net realized gain (loss) on:
Investments	1,150,544
Purchased options contracts	(1,184,725)
Net realized loss	(34,181)
Net change in unrealized appreciation/depreciation on:
Investments	(37,670,288)
Purchased options contracts	(1,474,716)
Net change in unrealized appreciation/depreciation	(39,145,004)
Net realized and unrealized loss on investments and purchased options contracts	(39,179,185)

Net Decrease in Net Assets from Operations	$(34,728,893)

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,450,292	$17,926,333
Net realized loss on investments, purchased options contracts
and written options contracts	(34,181)	(135,596,381)
Net change in unrealized appreciation/depreciation on investments
and purchase option contracts	(39,145,004)	221,272,006
Net increase (decrease) in net assets resulting from operations	(34,728,893)	103,601,958

Distributions to Shareholders:
From net investment income:
Class A	(2,121,166)	(1,553,184)
Class C	(2,799,240)	(2,010,162)
Class I	(29,853,722)	(16,511,278)
From return of capital:
Class A	-	(3,007,973)
Class C	-	(4,072,074)
Class I	-	(33,368,286)
Total distributions to shareholders	(34,774,128)	(60,522,957)

Capital Transactions:
Net proceeds from shares sold:
Class A	17,267,767	22,344,621
Class C	13,655,749	22,431,061
Class I	214,811,448	399,464,240
Reinvestment of distributions:
Class A	1,157,402	2,796,095
Class C	1,139,468	2,229,508
Class I	18,121,968	30,897,154
Cost of shares redeemed:
Class A1	(10,037,589)	(52,957,948)
Class C2	(18,728,700)	(33,415,601)
Class I3	(121,867,250)	(329,432,205)
Net increase in net assets from capital transactions	115,520,263	64,356,925

Total increase in net assets	46,017,242	107,435,926

Net Assets:
Beginning of period	880,656,609	773,220,683
End of period	$926,673,851	$880,656,609

Accumulated net investment loss	$(42,530,323)	$(12,206,487)

Capital Share Transactions:
Shares sold:
Class A	1,732,595	2,568,285
Class C	1,366,900	2,594,867
Class I	21,827,854	48,287,583
Shares reinvested:
Class A	120,299	337,734
Class C	118,303	258,473
Class I	1,918,570	3,608,662
Shares redeemed:
Class A	(1,010,668)	(6,241,860)
Class C	(1,871,276)	(3,977,018)
Class I	(12,412,637)	(40,697,325)
Net increase in capital share transactions	11,789,940	6,739,401

[1]	Net of redemption fee proceeds of $8,789 and $29,562, respectively.
[2]	Net of redemption fee proceeds of $120 and $10,318, respectively.
[3]	Net of redemption fee proceeds of $15,462 and $124,206, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended May 31,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$9.87		$9.35		$13.93		$12.44		$11.24		$10.79
Income from Investment Operations:
Net investment income[1]	0.04		0.20		0.21		0.18		0.13		0.14
Net realized and unrealized gain (loss) on investments	(0.36)		1.04		(4.10)		2.18		1.68		0.92
Total from investment operations	(0.32)		1.24		(3.89)		2.36		1.81		1.06

Less distributions:
From net investment income	(0.35)		(0.24)		(0.21)		(0.09)		(0.09)		(0.10)
From net realized gain	-		-		-		(0.53)		(0.33)		(0.18)
From return of capital	-		(0.48)		(0.48)		(0.25)		(0.19)		(0.33)
Total distributions	(0.35)		(0.72)		(0.69)		(0.87)		(0.61)		(0.61)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.20		$9.87		$9.35		$13.93		$12.44		$11.24

Total return[3]	(3.36%)	[4]	14.74%		(28.82%)		19.05%		16.30%		10.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,433		$54,418		$82,726		$86,863		$30,567		$12,109

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.37%	[6]	1.40%		1.40%		1.40%		1.44%		1.61%
After fees waived/recovered	1.37%	[6]	1.40%		1.40%		1.43%		1.50%		1.50%
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.80%	[6]	2.36%		1.68%		1.30%		1.14%		1.14%
After fees waived/recovered	0.80%	[6]	2.36%		1.68%		1.27%		1.08%		1.25%

Portfolio turnover rate	8%	[4]	65%		37%		38%		42%		101%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months.  If the sales charges were included, total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended May 31,								For the Period April 2, 2012* through November 30, 2012
			2016		2015		2014		2013

Net asset value, beginning of period	$9.90		$9.37		$13.96		$12.46		$11.23		$11.20
Income from Investment Operations:
Net investment income[1]	-	[2]	0.14		0.12		0.07		0.04		0.05
Net realized and unrealized gain (loss) on investments	(0.37)		1.04		(4.12)		2.18		1.67		0.37
Total from investment operations	(0.37)		1.18		(4.00)		2.25		1.71		0.42

Less distributions:
From net investment income	(0.31)		(0.21)		(0.17)		-	[2]	-	[2]	(0.07)
From net realized gain	-		-		-		(0.53)		(0.33)		(0.11)
From return of capital	-		(0.44)		(0.42)		(0.22)		(0.15)		(0.21)
Total distributions	(0.31)		(0.65)		(0.59)		(0.75)		(0.48)		(0.39)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$9.22		$9.90		$9.37		$13.96		$12.46		$11.23

Total return[3]	(3.83%)	[4]	13.89%		(29.40%)		18.12%		15.41%		3.80%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,957		$92,873		$98,460		$115,033		$48,314		$8,024

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	2.12%	[6]	2.15%		2.15%		2.15%		2.19%		2.36%	[6]
After fees waived/recovered	2.12%	[6]	2.15%		2.15%		2.18%		2.25%		2.25%	[6]
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.05%	[6]	1.61%		0.93%		0.55%		0.39%		0.52%	[6]
After fees waived/recovered	0.05%	[6]	1.61%		0.93%		0.52%		0.33%		0.63%	[6]

Portfolio turnover rate	8%	[4]	65%		37%		38%		42%		101%	[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included, total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended May 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period	$9.70		$9.20		$13.70		$12.24		$11.10	$10.65
Income from Investment Operations:
Net investment income[1]	0.05		0.23		0.24		0.21		0.16	0.17
Net realized and unrealized gain (loss) on investments	(0.35)		1.01		(4.03)		2.14		1.64	0.91
Total from investment operations	(0.30)		1.24		(3.79)		2.35		1.80	1.08

Less distributions:
From net investment income	(0.36)		(0.25)		(0.22)		(0.11)		(0.13)	(0.11)
From net realized gain	-		-		-		(0.53)		(0.33)	(0.18)
From return of capital	-		(0.49)		(0.49)		(0.25)		(0.21)	(0.34)
Total distributions	(0.36)		(0.74)		(0.71)		(0.89)		(0.67)	(0.63)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	0.01	-	[2]

Net asset value, end of period	$9.04		$9.70		$9.20		$13.70		$12.24	$11.10

Total return[3]	(3.23%)	[4]	14.93%		(28.59%)		19.32%		16.56%	10.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$785,284		$733,365		$592,034		$594,964		$348,838	$191,180

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.12%	[6]	1.15%		1.15%		1.15%		1.19%	1.36%
After fees waived/recovered	1.12%	[6]	1.15%		1.15%		1.18%		1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.05%	[6]	2.61%		1.93%		1.55%		1.39%	1.42%
After fees waived/recovered	1.05%	[6]	2.61%		1.93%		1.52%		1.33%	1.53%

Portfolio turnover rate	8%	[4]	65%		37%		38%		42%	101%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(g) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2013-2016, and as of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The estimated characterization of the distributions paid will be either a dividend, capital gain or return of capital. This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares, and Class I shares, respectively. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust's Board of Trustees.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides the Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Cost of investments	$926,422,974

Gross unrealized appreciation	$109,893,026
Gross unrealized depreciation	(94,728,784)

Net unrealized appreciation on investments	$15,164,242

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and other differences[1]	(189,456,810)
Net unrealized appreciation on investments	15,164,242
Total accumulated deficit	$(174,292,568)

[1]	Other differences consists of (25,883,591) of deferred partnership distributions, ($12,206,487) of passive activity losses and ($151,366,732) of capital loss carryforwards.

At November 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short-term	Long-Term	Total
$84,059,766	$67,306,966	$151,366,732

The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 for the Fund was as follows:

Distributions paid from:	2016	2015
Ordinary income	$20,074,624	$15,553,007
Long-term capital gains	-	-
Tax return of capital	40,448,333	36,217,461
Total distributions	$60,522,957	$51,770,468

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2017 and for the year ended November 30, 2016, the Fund received $24,371 and $164,086, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were $157,591,547 and $69,529,276, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of the Fund do not pay any distribution fees.

For the six months ended May 31, 2017, distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$160,360,762	$-	$160,360,762
Industrial	-	20,627,050	-	20,627,050
Common Stocks
Energy	432,597,202	-	-	432,597,202
Industrial	11,742,154	-	-	11,742,154
Utilities	22,272,123	-	-	22,272,123
Master Limited Partnerships
Energy	203,803,321	-	-	203,803,321
Industrial	4,561,717	-	-	4,561,717
Preferred Stocks
Energy	38,797,816	-	-	38,797,816
Purchased Options Contracts	3,233,682	-	-	3,233,682
Short-Term Investments	43,591,389	-	-	43,591,389
Total Investments	$760,599,404	$180,987,812	$-	$941,587,216

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased options during the six months ended May 31, 2017.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2017 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$3,233,682	Written options contracts, at value	$-
Total		$3,233,682		$-

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2017 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,184,725)	$-
Total	$(1,184,725)	$-

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(1,474,716)	$-	$(1,474,716)
Total	$(1,474,716)	$-	$(1,474,716)
The quarterly average volumes of derivative instruments as of May 31, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	12,056

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 12 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Advisory Research MLP & Energy Income Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/16	5/31/17	12/1/16 - 5/31/17*
Class A	Actual Performance	$ 1,000.00	$ 966.40	$ 6.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.09	6.90
Class C	Actual Performance	1,000.00	961.70	10.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.36	10.65
Class I	Actual Performance	1,000.00	967.70	5.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.12% and 1.12% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Advisory Research MLP & Income Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson Avenue, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Income Fund – Class A	INFRX	461 418 543
Advisory Research MLP & Energy Income Fund – Class C	INFFX	461 418 238
Advisory Research MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the Advisory Research MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 665-1414, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Advisory Research MLP & Energy Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Advisory Research MLP & Equity Fund
(Class A: INFJX)
(Class C: INFKX)
(Class I: INFEX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Advisory Research MLP & Equity Fund
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Equity Fund
(“INFEX, INFJX, INFKX”)
May 31, 2017

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Equity Fund (the “Fund”). This report covers the six month period ending May 31, 2017, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek total return. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.

The Fund launched in the later portion of the most recent bear market. The period since the Fund’s inception was challenging as the Alerian MLP Index fell -2.61% and the Fund underperformed with a return of -6.25%.

Fund Results as of May 31, 2017

6 Month Period	Performance	Correlation to Index
MLP & Equity Fund – Class I	-5.20%	0.87
Alerian MLP Index	2.28%
1 Year Period	Performance	Correlation to Index
MLP & Equity Fund – Class I	5.64%	0.89
Alerian MLP Index	6.24%
Since Inception (8/31/2015)	Performance[1]	Correlation to Index
MLP & Equity Fund – Class I	-6.25%	0.93
Alerian MLP Index	-2.61%

[1]	annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are 3.14% and 1.10% respectively2. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2017
During the period, the Fund’s total return was -5.20%, which underperformed the Index return of 2.28%. The Fund’s holdings consist of MLPs and other energy infrastructure equities. The largest contributor to performance in the six month period was the Fund’s holdings in YieldCo’s, which are very similar to MLPs with the main distinction being that YieldCo’s focus on renewable energy. The biggest detractor from relative performance was due to security selection among large cap MLPs.

Since Inception Performance
Since inception, the Fund has returned -6.25% behind the -2.61% annualized return for the Index. The since inception period includes the last five months of the most recent bear market for MLPs. The Fund underperformed during the bear market period due to the relative underperformance of energy infrastructure equities in comparison to MLPs.

1

Outlook
We are very encouraged by the fact that fundamentals are improving, valuation levels are attractive, and MLPs offer investors an attractive yield that is hard to find in today’s market. We continue to expect double-digit returns for MLPs in 2017 with longer-term expectations of returns in the high single digits to low double digits per annum. The most immediate culprit for the lackluster performance is declining oil prices. We believe a deeper concern is the challenge in finding new buyers for MLPs. Many investors lost money investing in MLPs during the Financial Crisis of the last decade or the energy crisis of more recent years. It may take a significant amount of time and future success for MLPs to convince these skeptical investors that MLPs have a place in their portfolios. Even taking investor indifference into account we believe that the potential reward to investors significantly outweighs the risk.

The good news for investors is that a solid political and regulatory environment, good valuations, and a continuing build out of U.S. infrastructure are supportive of MLP fundamentals and future returns to investors. We remain vigilant, however, on commodity prices, the level of interest rates, and MLPs’ ability to grow their distributions in an environment where capital raising is more challenged.

While it is easy to focus on the current negative sentiment for crude oil prices, it is also easy to overlook the benefit of lower commodity prices to MLPs. Many MLPs are in the business of transporting commodities and are compensated on the volumes they handle, not the price of the commodity itself. The current low commodity price environment is partly due to rising U.S. supply which creates demand for the transportation services that U.S. energy infrastructure operators, mainly MLPs, offer. Lower prices also incent demand, which solidifies the need for transportation of upstream supplies.

MLPs are currently undervalued in comparison to their own history. MLPs are currently 33.0% below their all-time high prices while other yield investments available to U.S. investors are near all-time highs. The recent pullback was very similar in depth and duration to the pullback we witnessed in the summer of 2011. Like the pullback in 2011, we suspect that this pullback is a pause in the middle of a longer term rebound for MLPs. MLPs are equity securities and it is reasonable to expect 10% corrections approximately once a year and larger corrections approximately every 3 years. Given our improving fundamental view and the undervaluation for MLPs, we are as encouraged as investors to buy this dip.

When we ask where we could be wrong in our outlook for solid returns for the remainder of 2017 and over the longer term, we point to investor demand. Most major equity market sell-offs are driven by fear of continued negative returns. We observed this in our client base during the financial crisis of 2008 and the more recent energy crisis where many clients decided that the MLP asset class was not meeting their expectations. We are also noticing that the lower valuations for MLPs do not appear to be drawing in new investors or incenting existing investors to add to positions.

The MLP asset class will likely struggle to regain the luster it had prior to 2014. Many investors who left the asset class will not be back anytime soon. New investors considering the asset class will likely be attracted by the significant yield, but will be concerned by the exceptional level of volatility over the past 10 years. Even with the concern that attracting buyers to the MLP asset class may be harder for the next few years, we strongly believe that patient investors willing to look past the recent volatility will benefit from their investment in MLPs.

As a shareholder, you will receive a 1099 tax form for 2017. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

2

Alerian MLP Index is a composite of the 42 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.  The since inception performance shown for the index is that of the Fund’s inception.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[2]
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2018 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date of the waiver or payment. Performance would have been lower without fee waivers in effect.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.
3

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.9%
	ENERGY – 67.0%
36,720	Antero Midstream GP LP*	$810,778
10,116	Enbridge Energy Management LLC	162,666
28,038	Enbridge, Inc.[1]	1,079,743
68,450	EnLink Midstream LLC	1,167,073
11,720	EQT Corp.	647,764
33,423	Kinder Morgan, Inc.	627,015
19,418	NextEra Energy Partners LP	670,698
19,515	ONEOK, Inc.	969,505
29,802	Pattern Energy Group, Inc. - Class A	672,333
25,153	Tallgrass Energy GP LP - Class A	648,193
20,737	Targa Resources Corp.	952,450
33,566	Williams Cos., Inc.	959,988
		9,368,206
	INDUSTRIAL – 2.1%
90,355	Teekay Offshore Partners LP1	282,811

	UTILITIES – 4.8%
38,084	NRG Yield, Inc. - Class C	674,087

	TOTAL COMMON STOCKS (Cost $9,328,563)	10,325,104

	MASTER LIMITED PARTNERSHIPS – 23.4%
	ENERGY – 19.7%
6,158	Buckeye Partners LP	394,112
14,612	DCP Midstream LP	493,593
31,448	Enable Midstream Partners LP	485,243
27,046	EnLink Midstream Partners LP	458,971
15,581	MPLX LP	514,952
7,604	Tesoro Logistics LP	402,860
		2,749,731
	UTILITIES – 3.7%
12,000	Western Gas Equity Partners LP	520,680

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,629,336)	3,270,411

	SHORT-TERM INVESTMENTS – 3.0%
425,981	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.62%[2]	425,981

	TOTAL SHORT-TERM INVESTMENTS (Cost $425,981)	425,981

	TOTAL INVESTMENTS – 100.3% (Cost $12,383,880)	14,021,496
	Liabilities in Excess of Other Assets – (0.3)%	$(41,286)

	TOTAL NET ASSETS – 100.0%	$13,980,210

4

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.
5

Advisory Research MLP & Equity Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	67.0%
Utilities	4.8%
Industrial	2.1%
Total Common Stocks	73.9%
Master Limited Partnerships
Energy	19.7%
Utilities	3.7%
Total Master Limited Partnerships	23.4%
Short-Term Investments	3.0%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.
6

Advisory Research MLP & Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $12,383,880)	$14,021,496
Receivables:
Investment securities sold	116,669
Fund shares sold	125
Due from Advisor	9,671
Dividends and interest	20,884
Prepaid expenses	27,537
Total assets	14,196,382

Liabilities:
Payables:
Due to Custodian	14
Investment securities purchased	169,050
Auditing fees	10,445
Transfer agent fees and expenses	8,945
Fund accounting fees	8,299
Fund Administration fees	8,248
Chief Compliance Officer fees	1,469
Trustees' fees and expenses	1,228
Custody fees	943
Distribution fees - Class A and Class C (Note 7)	322
Accrued other expenses	7,209
Total liabilities	216,172

Net Assets	$13,980,210

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,882,615
Accumulated net investment loss	(56,171)
Accumulated net realized loss on investments	(483,850)
Net unrealized appreciation on investments	1,637,616
Net Assets	$13,980,210

Class A Shares:
Net Assets applicable to shares outstanding	$390,981
Number of shares issued and outstanding	44,244
Redemption price per share*	$8.84
Maximum sales charge (5.50% of offering price)**	0.51
Maximum offering price to public	$9.35

Class C Shares:
Net Assets applicable to shares outstanding	$266,940
Number of shares issued and outstanding	30,042
Offering and redemption price per share*	$8.89

Class I Shares:
Net Assets applicable to shares outstanding	$13,322,289
Number of shares issued and outstanding	1,505,351
Offering and redemption price per share	$8.85

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

7

Advisory Research MLP & Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,869)	$49,852
Interest	759
Total investment income	50,611

Expenses:
Advisory fees	62,716
Fund administration fees	28,836
Fund accounting fees	25,358
Registration fees	25,081
Transfer agent fees and expenses	23,291
Auditing fees	9,724
Legal fees	8,727
Custody fees	3,891
Trustees' fees and expenses	3,342
Shareholder reporting fees	2,992
Miscellaneous	2,741
Chief Compliance Officer fees	1,920
Distribution fees - Class C (Note 7)	1,439
Distribution fees - Class A (Note 7)	518
Insurance fees	599

Total expenses	201,175
Advisory fees waived	(62,716)
Other expenses absorbed	(55,340)
Net expenses	83,119
Net investment loss	(32,508)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	49,226
Net change in unrealized appreciation/depreciation	(799,665)
Net realized and unrealized loss on investments	(750,439)

Net decrease in Net Assets from Operations	$(782,947)

See accompanying Notes to Financial Statements.
8

Advisory Research MLP & Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income gain (loss)	$(32,508)	$104,179
Net realized gain (loss) on investments	49,226	(533,590)
Net change in unrealized appreciation/depreciation on investments	(799,665)	3,230,648
Net increase (decrease) in net assets resulting from operations	(782,947)	2,801,237

Distributions to Shareholders:
From net investment income:
Class A	(546)	(7,657)
Class C	(207)	(88)
Class I	(21,574)	(82,545)
From capital gains:
Class A	-	(82)
Class C	-	(5)
Class I	-	(544)
Total distributions to shareholders	(22,327)	(90,921)

Capital Transactions:
Net proceeds from shares sold:
Class A	81,590	1,293,158
Class C	-	363,483
Class I	808,219	3,938,782
Reinvestment of distributions:
Class A	546	7,738
Class C	207	94
Class I	21,552	82,997
Cost of shares redeemed:
Class A1	(61,898)	(1,396,150)
Class C2	(12,537)	(58,248)
Class I3	(454,239)	(424,550)
Net increase in net assets from capital transactions	383,440	3,807,304

Total increase (decrease) in net assets	(421,834)	6,517,620

Net Assets:
Beginning of period	14,402,044	7,884,424
End of period	$13,980,210	$14,402,044

Accumulated net investment loss	$(56,171)	$(1,336)

Capital Share Transactions:
Shares sold:
Class A	8,413	184,069
Class C	-	41,775
Class I	85,821	564,141
Shares reinvested:
Class A	57	988
Class C	21	14
Class I	2,264	10,251
Shares redeemed:
Class A	(6,559)	(151,285)
Class C	(1,334)	(10,534)
Class I	(49,193)	(54,397)
Net increase in capital share transactions	39,490	585,022

[1]	Net of redemption fee proceeds of $49 and $139, respectively.
[2]	Net of redemption fee proceeds of $256 and $2, respectively.
[3]	Net of redemption fee proceeds of $0 and $1,023, respectively.

See accompanying Notes to Financial Statements.
9

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$9.34		$8.26		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)		0.05		(0.01)
Net realized and unrealized gain (loss) on investments	(0.46)		1.07		(1.73)
Total from investment operations	(0.49)		1.12		(1.74)

Less distributions:
From net investment income	(0.01)		(0.04)		-
From net realized gain	-		-	[2]	-
Total distributions	(0.01)		(0.04)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-

Net asset value, end of period	$8.84		$9.34		$8.26

Total return[3]	(5.23%)	[4]	13.70%		(17.40%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$391		$396		$71

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	2.95%	[6]	3.39%		13.72%	[6]
After fees waived and expenses absorbed	1.35%	[6]	1.35%		1.35%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.26%)	[6]	(1.39%)		(12.71%)	[6]
After fees waived and expenses absorbed	(0.66%)	[6]	0.65%		(0.34%)	[6]
Portfolio turnover rate	13%	[4]	52%		11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months.  If the sales charges were included, total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.35%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

10

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$9.42		$8.24		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.45)		1.20		(1.73)
Total from investment operations	(0.52)		1.19		(1.76)

Less distributions:
From net investment income	(0.01)		(0.01)		-
From net realized gain	-		-	[2]	-
Total distributions	(0.01)		(0.01)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-

Net asset value, end of period	$8.89		$9.42		$8.24

Total return[3]	(5.56%)	[4]	14.47%		(17.60%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$267		$295		$1

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	3.70%	[6]	4.14%		14.47%	[6]
After fees waived and expenses absorbed	2.10%	[6]	2.10%		2.10%	[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.01%)	[6]	(2.14%)		(13.59%)	[6]
After fees waived and expenses absorbed	(1.41%)	[6]	(0.10%)		(1.22%)	[6]
Portfolio turnover rate	13%	[4]	52%		11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 12 months.  If the sales charges were included, total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 2.10%.
[6]	Annualized.

See accompanying Notes to Financial Statements.
11

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$9.35		$8.25		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		0.07		-	[2]
Net realized and unrealized gain (loss) on investments	(0.47)		1.09		(1.75)
Total from investment operations	(0.49)		1.16		(1.75)

Less distributions:
From net investment income	(0.01)		(0.06)		-
From net realized gain	-		-	[2]	-
Total distributions	(0.01)		(0.06)		-

Redemption fee proceeds[1]	-		-	[2]	-

Net asset value, end of period	$8.85		$9.35		$8.25

Total return[3]	(5.20%)	[4]	14.20%		(17.50%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,322		$13,711		$7,813

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	2.70%	[6]	3.14%		13.47%	[6]
After fees waived and expenses absorbed	1.10%	[6]	1.10%		1.10%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.01%)	[6]	(1.14%)		(12.46%)	[6]
After fees waived and expenses absorbed	(0.41%)	[6]	0.90%		(0.09%)	[6]
Portfolio turnover rate	13%	[4]	52%		11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.10%.
[6]	Annualized.

See accompanying Notes to Financial Statements.
12

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

13

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

14

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2015-2016, and as of the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

The estimated characterization of the distributions paid will be either a dividend, capital gain or return of capital. This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85%, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A shares, Class C shares, and Class I shares, respectively. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust's Board of Trustees.
15

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, the Advisor waived fees totaling $118,056. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. At May 31, 2017, the amount of potentially recoverable expenses was $436,812. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

2018	$74,175
2019	244,581
2020	118,056
Total	$436,812

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,141,967

Gross unrealized appreciation	$2,704,126
Gross unrealized depreciation	(824,597)

Net unrealized appreciation on investments	$1,879,529

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

16

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$22,315
Undistributed long-term capital gains	-
Tax accumulated earnings	22,315

Accumulated capital, other losses and other differences	(838,499)
Net unrealized appreciation on investments	1,879,529
Total accumulated earnings	$1,063,345

[1]	Other differences consists of ($318,100) of deferred partnership distributions, ($23,651) of passive activity losses and ($496,748) of capital loss carryforwards.

At November 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short-term	Long-Term	Total
$ 496,748	$ -	$ 496,748

The tax character of distributions paid during the fiscal years ended November 30, 2016 and 2015 were as follows:

Distributions paid from:	2016	2015
Ordinary income	$90,921	$-
Long-term capital gains	-	-
Tax return of capital	-	-
Total distributions	$90,921	$-

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2017 and for the year ended November 30, 2016, the Fund received $305 and $1,164, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were $2,249,113 and $1,935,857, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of the Fund do not pay any distribution fees.

17

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

18

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$10,325,104	$-	$-	$10,325,104
Master Limited Partnerships*	3,270,411	-	-	3,270,411
Short-Term Investments	425,981	-	-	425,981
Total Investments	$14,021,496	$-	$-	$14,021,496

*
All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
19

Advisory Research MLP & Equity Fund
EXPENSE EXAMPLE - Continued
For the Six Months Ended May 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Equity Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/16	5/31/17	12/1/16 – 5/31/17
Actual Performance*	Class A	$ 1,000.00	$ 947.70	$ 6.56
	Class C	1,000.00	944.40	10.18
	Class I	1,000.00	948.00	5.34
		12/1/16	5/31/17	12/1/16 – 5/31/17
Hypothetical (5% annual return before expenses)	Class A	1,000.00	1,018.20	6.79
	Class C	1,000.00	1,014.46	10.55
	Class I	1,000.00	1,019.45	5.54

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10% and 1.10% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

20

Advisory Research MLP & Equity Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson Avenue, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Equity Fund – Class A	INFJX	461 41Q 790
Advisory Research MLP & Equity Fund – Class C	INFKX	461 41Q 782
Advisory Research MLP & Equity Fund – Class I	INFEX	461 41Q 774

Privacy Principles of the Advisory Research MLP & Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Equity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 665-1414, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Advisory Research MLP & Equity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/9/2017